Investment Objectives and Goals - Channel Short Duration Income Fund	Jan. 22, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Channel Income Fund (the “Fund”) is total return, comprised of both income and capital appreciation.